SEGMENTED INFORMATION	12 Months Ended
Dec. 31, 2016
SEGMENTED INFORMATION [Text Block]
12.	SEGMENTED INFORMATION

The Company has one reportable segment, being the exploration and development of resource properties.

Geographic information is as follows:

	December 31,	December 31,	December 31,
	2016	2015	2014

Cash and restricted cash:
Canada	$772,535	$564,633	$704,972
Ghana	362,349	519,241	367,086
Total cash and restricted cash	1,134,884	1,083,874	1,072,058
Capital assets
Canada	—	—	—
Ghana	1,081,624	1,220,947	1,367,157
Total capital assets	1,081,624	1,220,947	1,367,157
Total	$2,216,508	$2,304,821	$2,439,215

Net (loss) profit:
Canada	$(599,442)	$(748,145)	$(755,479)
Ghana	118,558	320,780	61,580
Total	$(480,884)	$(427,365)	$(693,899)